UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 205 North Michigan Avenue, Suite 2550

         Chicago, IL  60601

13F File Number:  28-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glenn Kleczka
Title:     Chief Executive Officer & Managing Director
Phone:     312-630-3470

Signature, Place, and Date of Signing:

     /s/Glenn Kleczka     Chicago, IL     February 03, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     $176,859 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102     1445   138530          SOLE                    96780        0    41750
AMERICAN EQTY INVT LIFE HLD    COM              025676206     4366   347851          SOLE                   242969        0   104882
APOLLO COML REAL EST FIN INC   COM              03762U105     4321   264310          SOLE                   184610        0    79700
ARES CAP CORP                  COM              04010L103     3934   238729          SOLE                   166709        0    72020
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     3211   173761          SOLE                   122051        0    51710
AVISTA CORP                    COM              05379B107     3816   169460          SOLE                   118330        0    51130
AVNET INC                      COM              053807103     2656    80422          SOLE                    56142        0    24280
BE AEROSPACE INC               COM              073302101     1739    46969          SOLE                    33232        0    13737
BEBE STORES INC                COM              075571109     1553   260215          SOLE                   180625        0    79590
BIO RAD LABS INC               CL A             090572207     3465    33367          SOLE                    23247        0    10120
BRINKER INTL INC               COM              109641100     2574   123293          SOLE                    86334        0    36959
BROOKS AUTOMATION INC          COM              114340102     2088   230180          SOLE                   159720        0    70460
CHRISTOPHER & BANKS CORP       COM              171046105     2023   328918          SOLE                   228248        0   100670
CMS ENERGY CORP                COM              125896100     3689   198322          SOLE                   138522        0    59800
COLUMBUS MCKINNON CORP N Y     COM              199333105     1916    94302          SOLE                    65482        0    28820
COMSTOCK RES INC               COM NEW          205768203     3897   158660          SOLE                   110820        0    47840
COUSINS PPTYS INC              COM              222795106     2903   348129          SOLE                   242165        0   105964
CROWN HOLDINGS INC             COM              228368106     4748   142234          SOLE                    99364        0    42870
CSG SYS INTL INC               COM              126349109     3411   180073          SOLE                   125473        0    54600
CYPRESS SHARPRIDGE INVTS INC   COM              23281A307      503    39000          SOLE                    39000        0        0
DEAN FOODS CO NEW              COM              242370104     1286   145518          SOLE                   100948        0    44570
DELUXE CORP                    COM              248019101     4919   213699          SOLE                   149277        0    64422
DIANA SHIPPING INC             COM              Y2066G104     2565   213379          SOLE                   148589        0    64790
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     3078    66808          SOLE                    46718        0    20090
ENPRO INDS INC                 COM              29355X107     5421   130446          SOLE                    91166        0    39280
FIRST REP BK SAN FRAN CALI N   COM              33616C100      263     9023          SOLE                     6310        0     2713
FLEXTRONICS INTL LTD           ORD              Y2573F102     5207   663368          SOLE                   463275        0   200093
FOREST OIL CORP                COM PAR $0.01    346091705     4188   110292          SOLE                    77022        0    33270
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     2352    94255          SOLE                    66216        0    28039
HAIN CELESTIAL GROUP INC       COM              405217100     3321   122731          SOLE                    85501        0    37230
KELLY SVCS INC                 CL A             488152208     3238   172208          SOLE                   120478        0    51730
LITTELFUSE INC                 COM              537008104     5947   126379          SOLE                    88229        0    38150
MATRIX SVC CO                  COM              576853105     2813   230985          SOLE                   160095        0    70890
MB FINANCIAL INC NEW           COM              55264U108     1893   109290          SOLE                    76190        0    33100
MEADOWBROOK INS GROUP INC      COM              58319P108     3892   379715          SOLE                   265315        0   114400
MEADWESTVACO CORP              COM              583334107     2544    97256          SOLE                    68189        0    29067
MEREDITH CORP                  COM              589433101     1845    53255          SOLE                    37308        0    15947
MFA FINANCIAL INC              COM              55272X102     5950   729143          SOLE                   509143        0   220000
NATIONAL PENN BANCSHARES INC   COM              637138108     3303   411339          SOLE                   286417        0   124922
NEWELL RUBBERMAID INC          COM              651229106     3814   209780          SOLE                   146420        0    63360
OLD NATL BANCORP IND           COM              680033107     3118   262270          SOLE                   182740        0    79530
OMNICARE INC                   COM              681904108     2964   116737          SOLE                    81487        0    35250
OWENS ILL INC                  COM NEW          690768403     5112   166500          SOLE                   116240        0    50260
PATTERSON UTI ENERGY INC       COM              703481101     2062    95688          SOLE                    66378        0    29310
PEBBLEBROOK HOTEL TR           COM              70509V100     1846    90850          SOLE                    63290        0    27560
PENSON WORLDWIDE INC           COM              709600100     1540   314986          SOLE                   218701        0    96285
PHARMACEUTICAL PROD DEV INC    COM              717124101     2964   109199          SOLE                    76239        0    32960
PORTLAND GEN ELEC CO           COM NEW          736508847     2789   128546          SOLE                    90016        0    38530
PRIVATEBANCORP INC             COM              742962103     2084   144950          SOLE                   100990        0    43960
SHAW GROUP INC                 COM              820280105     3705   108241          SOLE                    75611        0    32630
SKECHERS U S A INC             CL A             830566105     3226   161310          SOLE                   112410        0    48900
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109     2872   138014          SOLE                    96464        0    41550
STAGE STORES INC               COM NEW          85254C305     4395   253436          SOLE                   177016        0    76420
SYNOVUS FINL CORP              COM              87161C105     3221  1220196          SOLE                   850406        0   369790
TAYLOR CAP GROUP INC           COM              876851106      776    58990          SOLE                    41054        0    17936
TECH DATA CORP                 COM              878237106     4497   102152          SOLE                    71322        0    30830
TOWER GROUP INC                COM              891777104     3591   140284          SOLE                    98004        0    42280